Cover	Nov. 06, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Registrant Name	USA Rare Earth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41711
Entity Tax Identification Number	98-1720278
Entity Address, Address Line One	100 W. Airport Road
Entity Address, City or Town	Stillwater
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74075
City Area Code	(813)
Local Phone Number	867-6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001970622
Amendment Flag	false
Common Stock Par Value00001 Per Share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	USAR
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock Each At An Exercise Price Of1150 Per Share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock, at an exercise price of $11.50 per share
Trading Symbol	USARW
Security Exchange Name	NASDAQ